Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt
Long-Term Debt

Note 12. Long-Term Debt

        Long-term debt as of December 31, 2011 and December 31, 2010 is summarized in the following table:

(In thousands)	2011	2010
Senior secured term loan facility maturing in 2014	$2,530,750	$2,557,250
10.75% senior notes maturing in 2015	996,000	1,061,000
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(1)	67,474	65,549
7.45% notes maturing in 2027(1)	153,225	150,555
7.25% notes maturing in 2038(1)	61,441	60,633
Other	66,980	53,500
Less current portion	(51,838)	(49,412)

Total long-term debt	$3,824,032	$3,899,075

(1)
The increase in the balance from 2010 to 2011 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

        In connection with the completion of the Transactions, the Company entered into (i) the senior secured term loan facility, (ii) the Interim Loan Facility, (iii) the Revolving Credit Facility and (iv) a new synthetic letter of credit facility in an aggregate principal amount of $150.0 million. Additionally, the Company repaid certain of its existing indebtedness, including the 2009 Notes. The 2009 Notes were called for redemption on the Closing Date and were redeemed on August 29, 2007. Additionally, the Company utilized a portion of the proceeds from the Term Facilities described and defined below to repay at maturity the 2007 Notes. The debt issuance costs related to the Merger have been capitalized and these costs are being amortized to interest expense over the terms of the underlying debt instruments.

Term Facilities

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Term Facilities. The Term Facilities consist of (i) the senior secured term loan facility ("Term Loan Facility") providing for term loans in an aggregate principal amount of $2.65 billion and (ii) a pre-funded synthetic letter of credit facility in an aggregate principal amount of $150.0 million. As of December 31, 2011, the Company had issued $130.3 million of letters of credit, resulting in unused commitments under the synthetic letter of credit facility of $19.7 million.

        The Term Loan Facility and the guarantees thereof are secured by substantially all of the tangible and intangible assets of ServiceMaster and certain of our domestic subsidiaries, excluding certain subsidiaries subject to regulatory requirements in various states, ("Guarantors"), including pledges of all the capital stock of all direct domestic subsidiaries (other than foreign subsidiary holding companies, which are deemed to be foreign subsidiaries) owned by ServiceMaster or any Guarantor and of up to 65% of the capital stock of each direct foreign subsidiary owned by ServiceMaster or any Guarantor. The Term Loan Facility security interests are subject to certain exceptions, including, but not limited to, exceptions for (i) equity interests, (ii) indebtedness or other obligations of subsidiaries, (iii) real estate or (iv) any other assets, if the granting of a security interest therein would require that any notes issued under ServiceMaster's indenture dated as of August 15, 1997 be secured. The Term Loan Facility is secured on a pari passu basis with the security interests created in the same collateral securing the Revolving Credit Facility.

        The Term Facilities will mature on July 24, 2014. The interest rates applicable to the loans under the Term Facilities are based on a fluctuating rate of interest measured by reference to either, at ServiceMaster's option, (i) an adjusted London inter-bank offered rate (adjusted for maximum reserves), plus a borrowing margin (2.50 percent as of December 31, 2011) or (ii) an alternate base rate, plus a borrowing margin (2.50 percent as of December 31, 2011). The borrowing margin, in each case, will be adjusted from time to time based on the Consolidated Secured Leverage Ratio (as defined in the Term Facilities agreement) for the previous fiscal quarter.

        The Company has entered into various interest rate swap agreements. Under the terms of these agreements, the Company pays a fixed rate of interest on the stated notional amount and the Company receives a floating rate of interest (based on one month or three month LIBOR) on the stated notional amount. Therefore, during the term of the swap agreements, the effective interest rate on the portion of the term loans equal to the stated notional amount is fixed at the stated rate in the interest rate swap agreements plus the incremental borrowing margin (2.50 percent as of December 31, 2011). The changes in interest rate swap agreements in effect for the years ended December 31, 2011, 2010 and 2009, as well as the cumulative interest rate swaps outstanding as of December 31, 2011 and 2010 are as follows:

(In thousands)	Notional Amount	Weighted Average Fixed Rate(1)
Interest rate swap agreements in effect as of December 31, 2008	$1,430,000	3.89%
Entered into effect	—
Expired	—

Interest rate swap agreements in effect as of December 31, 2009	1,430,000	3.89%
Entered into effect	530,000
Expired	(530,000)

Interest rate swap agreements in effect as of December 31, 2010	1,430,000	3.68%
Entered into effect	450,000
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2011	$1,430,000	2.84%

(1)
Before the application of the incremental borrowing margin (2.50 percent as of December 31, 2011).

        Interest rate swap agreements in effect as of December 31, 2011 are as follows:

Trade Date	Effective Date		Expiration Date	Notional Amount	Weighted Average Fixed Rate(1)	Floating Rate
February 15, 2008	March 3, 2008		March 3, 2012	$250,000	3.48%	Three month LIBOR
September 15, 2008	October 1, 2008		October 1, 2012	200,000	3.53%	One month LIBOR
April 20, 2009	September 1, 2011	(2)	August 1, 2013	530,000	1.51%	One month LIBOR
June 10, 2010	March, 3, 2011		March 1 ,2013	100,000	1.77%	One month LIBOR
June 10, 2010	September 1, 2011		September 1, 2013	50,000	2.25%	One month LIBOR
June 15, 2010	March 3, 2011		March 1, 2013	150,000	1.66%	One month LIBOR
June 15, 2010	September 1, 2011		September 1, 2013	150,000	2.21%	One month LIBOR
(1)
Before the application of the incremental borrowing margin (2.50 percent as of December 31, 2011).

(2)
In August 2011, the Company amended the terms of a $530.0 million interest rate swap agreement entered into in April 2009. In connection with the amendment, which became effective as of September 1, 2011, the expiration date of the agreement was extended from August 2012 to August 2013 and the fixed rate on the agreement was lowered from 2.55 percent to 1.51 percent.

        In accordance with accounting standards for derivative instruments and hedging activities, and as further described in Note 19, these interest rate swap agreements are classified as cash flow hedges, and, as such, the hedging instruments are recorded on the Consolidated Statements of Financial Position as either an asset or liability at fair value, with the effective portion of the changes in fair value attributable to the hedged risks recorded in accumulated other comprehensive loss.

10.75% Senior Notes and 8% Senior Notes

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Interim Loan Facility. The Interim Loan Facility matured on July 24, 2008. On the maturity date, outstanding amounts under the Interim Loan Facility were converted on a one to one basis into 2015 Notes. The 2015 Notes were issued pursuant to a refinancing indenture. In connection with the issuance of 2015 Notes, ServiceMaster entered into the Registration Rights Agreement, pursuant to which ServiceMaster filed with the SEC a registration statement with respect to the resale of the 2015 Notes, which was declared effective on January 16, 2009. ServiceMaster deregistered the 2015 Notes in accordance with the terms of the Registration Rights Agreement, and the effectiveness of the registration statement was terminated on November 19, 2009.

        During the first quarter of 2009, the Company completed open market purchases of $89.0 million in face value of the 2015 Notes for a cost of $41.0 million. The debt acquired by the Company has been retired, and the Company has discontinued the payment of interest. The Company recorded a gain on extinguishment of debt of $46.1 million in its Consolidated Statements of Operations for the year ended December 31, 2009 related to these retirements.

        During the fourth quarter of 2011, the Company purchased $65.0 million in face value of the 2015 Notes from Holdings for a cost of $68.0 million, which included payment of accrued interest of $3.0 million. The debt acquired by the Company has been retired, and the Company has discontinued the payment of interest. The Company recorded a loss on extinguishment of debt of $0.8 million in its Consolidated Statements of Operations for the year ended December 31, 2011 for write-offs of unamortized debt issuance costs related to the extinguished debt.

        In February 2012, the Company sold in transactions exempt from registration under the Securities Act of 1933, as amended, $600 million aggregate principal amount of the 2020 Notes. The 2020 Notes will mature on February 15, 2020 and bear interest at a rate of 8 percent per annum. The 2020 Notes are guaranteed on a senior unsecured basis by certain domestic subsidiaries of the Company. The Company used $400 million of the proceeds of the sale of the 2020 Notes, together with available cash, to redeem $400 million in aggregate principal amount of its outstanding 2015 Notes in February 2012 and intends to use the remainder of such proceeds, together with available cash, to redeem an additional $200 million aggregate principal amount of the 2015 Notes in March 2012.

        After giving effect to the 2009 open market purchases and retirement of 2015 Notes by the Company, the 2011 purchase and retirement of 2015 Notes from Holdings and the redemption of $600 million aggregate principal amount of 2015 Notes with proceeds from the 2020 Notes offering, $396 million aggregate principal amount of the 2015 Notes will remain outstanding.

        The 2015 Notes and 2020 Notes are senior unsecured obligations of ours and rank equally in right of payment with all of our other existing and future senior unsecured indebtedness. The 2015 Notes and 2020 Notes are jointly and severally guaranteed on a senior unsecured basis by the Guarantors. The subsidiary guarantees are general unsecured senior obligations of the subsidiary guarantors and rank equally in right of payment with all of the existing and future senior unsecured indebtedness of our non-guarantor subsidiaries. The 2015 Notes and 2020 Notes are effectively junior to all of our existing and future secured indebtedness to the extent of the value of the assets securing such indebtedness.

Revolving Credit Facility

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Revolving Credit Facility. The Revolving Credit Facility provides for senior secured revolving loans and stand-by and other letters of credit. The Revolving Credit Facility limits outstanding letters of credit to $75.0 million. As of December 31, 2011 and 2010, there were no revolving loans or letters of credit outstanding under the Revolving Credit Facility. As of December 31, 2011, the Company had $442.5 million of remaining capacity available under the Revolving Credit Facility.

        On February 2, 2011, ServiceMaster entered into an amendment to its Revolving Credit Facility. Prior to the amendment, the facility was scheduled to mature on July 24, 2013 and provided for maximum borrowing capacity of $500.0 million with outstanding letters of credit limited to $75.0 million. The Company desired to extend the maturity date of the facility by one year, and as an inducement for such extension offered to allow any lenders in the syndicate group that were willing to extend the maturity date by one year a 20 percent reduction of such lender's loan commitment. As a result of the amendment, the Company had available borrowing capacity under its amended Revolving Credit Facility of $442.5 million through July 24, 2013 and $229.6 million from July 25, 2013 through July 24, 2014.

        On January 30, 2012, ServiceMaster entered into the Extension Amendment and the Increase Supplement to its Revolving Credit Facility, which provides for senior secured revolving loans and stand-by and other letters of credit. After effectiveness on February 13, 2012 of the Extension Amendment and the Increase Supplement, we have available borrowing capacity under the Revolving Credit Facility of $447.7 million through July 24, 2013, $324.2 million from July 25, 2013 through July 24, 2014 and $265.2 million from July 25, 2014 through January 31, 2017. The Company will continue to have access to letters of credit up to $75.0 million through January 31, 2017.

        The Revolving Credit Facility and the guarantees thereof are secured by the same collateral securing the Term Loan Facility, on a pari passu basis with the security interests created in the same collateral securing the Term Loan Facility.

        The interest rates applicable to the loans under the Revolving Credit Facility will be based on a fluctuating rate of interest measured by reference to either, at the borrower's option, (1) an adjusted London inter-bank offered rate (adjusted for maximum reserves), plus a borrowing margin (2.50 percent as of December 31, 2011) or (2) an alternate base rate, plus a borrowing margin (2.50 percent as of December 31, 2011). The borrowing margin, in each case, will be adjusted from time to time based on the Consolidated Secured Leverage Ratio (as defined in the Revolving Credit Agreement) for the previous fiscal quarter.

        The agreements governing the Term Facilities, the 2015 Notes, the 2020 Notes and the Revolving Credit Facility contain certain covenants that, among other things, limit or restrict the incurrence of additional indebtedness, liens, sales of assets, certain payments (including dividends) and transactions with affiliates, subject to certain exceptions. The Company was in compliance with the covenants under these agreements at December 31, 2011.

        As of December 31, 2011, future scheduled long-term debt payments are $51.8 million, $50.4 million, $2.487 billion, $1.002 billion and $2.1 million for the years ended December 31, 2012, 2013, 2014, 2015 and 2016, respectively. The scheduled long-term debt payments in 2012 include the repayment of $10.0 million transferred under the Company's accounts receivable securitization arrangement, as described in Note 14.